Other income/expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of General, Administrative and Other Operating Expenses
General, administrative and other operating expenses are comprised of the following:

	2019	2018	2017
Wages, salaries and social security costs	9,116	10,482	7,769
Office and maintenance expenses	1,231	1,213	1,211
Loss on write-off of non-current assets	1,103	859	321
Depreciation	728	756	605
Fines and penalties related to business contracts	630	391	303
Audit and consulting services	558	941	631
Provision for legal claims, net	146	870	1,995
Banking charges and services	330	245	271
Consumables	308	307	276
Social expenses	303	387	406
Business trips	115	139	132
Expense relating to short-term leases (Note 10.6)	83	158	165
Write off of trade and other receivables	5	2	109
Net result from disposal of non-current assets	—	—	34
Other	1,660	2,015	1,683

Total	16,316	18,765	15,911

Summary of Employee Benefits Expenses
Employee benefits expenses are comprised of the following:

	2019	2018	2017
Included in cost of sales
Wages and salaries	23,022	21,519	20,591
Social security costs	7,485	6,887	6,438
Post-employment benefits	210	130	142
Included in selling and distribution expenses
Wages and salaries	3,882	3,784	3,686
Social security costs	1,052	999	973
Included in administrative and other operating expenses
Wages and salaries	7,206	8,444	6,259
Social security costs	1,910	2,038	1,510

Total	44,767	43,801	39,599

Summary of Other Operating Income
Other operating income is comprised of the following:

	2019	2018	2017
Income from fines and penalties related to business contracts	160	248	307
Net result from disposal of non-current assets	27	128	—
Curtailment and result of remeasurement of pension obligations	25	93	175
Gain from sales of scrap materials	—	378	226
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	—	359	496
Other	533	505	183

Total	745	1,711	1,387

Summary of Finance Income
Finance income is comprised of the following:

	2019	2018	2017
Effect of restructuring of loans and leases	362	33,514	264
Interest income on other financial assets	180	207	158
Income from the discounting of financial instruments	58	15	14
Remeasurement of fair value of financial instruments (Note 10.5)	—	320	197

Total	600	34,056	633

Summary of Finance Costs
Finance costs are comprised of the following:

	2019	2018	2017
Interest on loans and borrowings	31,750	35,556	40,298
Interest expense on lease liabilities	1,409	1,104	1,230
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	733	858	1,086
Fines and penalties on overdue leases	49	10	75

Total finance costs related to loans, borrowings and leases	33,941	37,528	42,689
Expenses related to discounting of financial instruments	4,251	3,916	4,179
Unwinding of discount on rehabilitation provision	345	302	311
Interest expenses under pension liabilities	293	279	314
Remeasurement of fair value of the call option (Note 10.5)	—	27	117

Total	38,830	42,052	47,610

Summary of Other Income
Other income is comprised of the following:

	2019	2018	2017
Write-off of trade and other payables with expired legal term	167	425	516
Gain on royalty and other proceeds associated with disposal of Bluestone	—	3	474
Gain on final settlements from subsidiaries’ disposal occurred in previous years	—	3	—
Gain on forgiveness and restructuring of trade and other payables	—	—	447
Other income	72	81	58

Total	239	512	1,495

Summary of Other Expenses	Other expenses are comprised of the following:

	2019	2018	2017
Loss on sales and purchases of foreign currencies	148	108	114
Other expenses	356	206	106

Total	504	314	220